COMMITMENTS AND CONTINGENCIES - Operating lease as lessee (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 74,695	$ 67,250	$ 51,719
Future minimum lease payments
2019	75,466
2020	68,424
2021	60,701
2022	52,628
2023	46,853
After 2023	112,752
Total	$ 416,824